REVOLVING CREDIT FACILITY (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Minimum Liquidity Balance			$ 30,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Aggregated principal amount	$ 80,000
Line of credit facility, interest rate description	Amounts borrowed under the facility accrue interest at the rate equal to one month Libor + 2.6% for amounts of up to $8,000, which will increase to one-month LIBOR plus 2.85% per annum on September 1, 2022, and one-month Libor + 2.85 % per annum for amounts above $8,000, with accrued interest payable monthly
Fee paid per annum on unutilized amounts eligible for drawdown	0.20%
Paid upfront issuance fees	$ 180
Unutilized credit facilities available for borrowing		$ 80,000	80,000
Interest expenses		$ 62	$ 316	$ 671